Document and Entity Information	9 Months Ended
	May 31, 2013	Jul. 15, 2013
Document and Entity Information:
Entity Registrant Name	SCOOP MEDIA, INC.
Document Type	10-Q
Document Period End Date	May 31, 2013
Amendment Flag	false
Entity Central Index Key	0001533615
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		8,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3